Property & Equipment (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Summary of Property and equipment
Less: Accumulated depreciation & amortization	$ (5,158)	$ (4,946)
Property and Equipment - Net	569	781
Computer hardware [Member]
Summary of Property and equipment
Property and Equipment, Gross	4,233	4,233
Furniture and Fixtures [Member]
Summary of Property and equipment
Property and Equipment, Gross	$ 1,494	$ 1,494